ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Exchange Rates And Linkage Bases) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Exchange Rate [Line Items]
Israeli CPI Points	221.13	219.80	220.20
Israeli CPI Points, Change in period	0.6	(0.2)	1.8
Euro To NIS [Member]
Exchange Rate [Line Items]
Exchange rate	4.2468	4.7246	4.7819
Exchange rate, Change in period	10.10%	(1.20%)	(2.82%)
U.S. Dollar To NIS [Member]
Exchange Rate [Line Items]
Exchange rate	3.902	3.889	3.471
Exchange rate, Change in period	0.30%	12.20%	(7.02%)